Brumadinho dam failure - Arbitration proceedings in Brazil filed by shareholders and a class association (Details) - Arbitration proceedings in Brazil filed by shareholders and a class association
R$ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2020 BRL (R$) item	Dec. 31, 2020 USD ($) item
Contingencies
Number of arbitration filed by minority shareholders	1	1
Number of minority shareholders who filled one arbitration	166	166
Number of arbitration filed by class association allegedly representing all minority shareholders	1	1
Number of arbitration filed by foreign investment funds	1	1
Total number of proceedings	3	3
Estimated losses on legal proceedings	R$ 1,800	$ 346